Cash and Cash Equivalents and Short-Term Financial Assets	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents and Short-Term Financial Assets
14.
CASH AND CASH EQUIVALENTS AND SHORT-TERM FINANCIAL ASSETS

Cash and cash equivalents consist primarily of cash balances held at banks and in the following currencies:

in CHF thousands	Cash and cash equivalents		Short-term financial assets
by currency	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
Swiss Franc	2,810	19,144	61,000	33,532
US Dollar	15,234	16,610	9,955	15,148
Euro	8,960	2,020	-	4,644
Iceland Krona	648	542	-	-
Other	56	11	-	-
Total	27,708	38,327	70,955	53,324

Short-term financial assets consist of fixed term bank deposits with original maturities between three and six months.